Stock-Based Compensation Expense Recognized in Noninterest Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-based compensation expense:
Stock options	$ 15	$ 14	$ 12
Restricted stock	32	42	66
Restricted stock units	10	0	0
Total stock-based compensation expense	$ 57	$ 56	$ 78